Note 6 - Short-term Investments (Details) - Summary of Short-term Investments - Bank Time Deposits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments [Line Items]
Cost	$ 11,233	$ 21,481
Gross Unrealized Gains	0	0
Gross Unrealized Losses	11,233	21,481
Fair Value	$ 0	$ 0